Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Carrying Amounts and Classification of Assets and Liabilities for Consolidated VIE's
The carrying amounts and classification of assets (none of which are restricted) and liabilities included in the Company’s consolidated statements of financial position for the consolidated VIEs are as follows (in millions):

	September 30,
	2015	2014
Current assets	$281	$218
Noncurrent assets	128	138
Total assets	$409	$356

Current liabilities	$232	$189
Noncurrent liabilities	34	37
Total liabilities	$266	$226